Capital Structure, Common Stock - Common Stock Issuances (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Jul. 02, 2021 shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 14, 2023 USD ($)
Common Stock Issuances [Abstract]
Aggregate offering price | $					$ 30,000
Gross proceeds | $		$ 5,823	$ 8	$ 70
Dividend payable (in shares) | shares	1
Exercise price of Rights (in dollars per share) | $ / shares		$ 30
Holding period before Rights become exercisable after announcement		10 days
Threshold beneficial ownership percentage by individual		10.00%
Threshold beneficial ownership percentage by passive institutional investor		15.00%
Threshold percentage of assets, cash flow or earning power sold or transferred		50.00%
Redemption price of Rights (in dollars per share) | $ / shares		$ 0.0001
Number of Rights exercised (in shares) | shares		0	0	0
Series A Participating Preferred Share [Member]
Common Stock Issuances [Abstract]
Number of shares called by each warrant/Right held (in shares) | shares		0.001
At-the-Market Offering Program [Member]
Common Stock Issuances [Abstract]
Shares issued (in shares) | shares		576,120	1,099
Gross proceeds | $		$ 5,091	$ 8
Offering expenses | $		$ 295	$ 199